ORGANIZATION AND CAPITAL MANAGEMENT - Summary of the Corporation's capital (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Management Commentary Explanatory [Line Items]
Financial assets	$ 61,698	$ 59,010
Other financial assets	25,887	28,324
Common Equity in Managed Investments	0	0
Corporation's Capital	400,175	401,952
Equity	165,383	168,242
Non-controlling interest - preferred equity	230	230
Financial liabilities	285,251	287,864
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	14,232	12,160
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	119,406	122,465
Non-controlling interest - preferred equity	119,406	122,465
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	41,874	41,674
Common shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	114,389	117,318
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103	4,103
Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	5,017	5,147
The Corporation
Management Commentary Explanatory [Line Items]
Other financial assets	1,234	4,004
Common Equity in Managed Investments	56,147	53,523
Other Assets and Liabilities	2,238	506
Corporation's Capital	60,439	58,167
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	14,232	12,160
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	41,874	41,674
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	$ 230	$ 230